Subsequent Events	12 Months Ended
Dec. 31, 2021
Disclosure of events after reporting period [text block] [Abstract]
SUBSEQUENT EVENTS

NOTE 24 - SUBSEQUENT EVENTS:

A.	Ordinary shares granted to private placement

On January 30, 2022, the Company entered into a securities purchase agreement to issue, in a private placement, 2,420,000 ordinary shares (or pre-funded warrants in lieu thereof) and warrants to purchase up to an aggregate of 2,420,000 ordinary shares, at a purchase price of $5.00 per ordinary share (or pre-funded warrant) and associated warrant, for gross proceeds to the Company of approximately $10 million, after deducting placement agent fees and other offering expenses payable by the Company. The warrants have an exercise price of $5.00 per ordinary share and are exercisable immediately upon issuance, and will have a term of five years from the date of issuance. Part of the proceeds was used to repay $2.4 million in cash on a $5.8 million face value of the convertible loan issued to Lind Partners in accordance with the terms of the agreement.

B.	list of potential customers acquired

On February 28, 2022, the Company acquired a list of potential customers from a variety of different organizations that would allow the expansion of COVID-19 tests in the US, for a total consideration of $ 5.2 million in cash. Currently the Company has paid $1.2 million and the rest will be paid based on certain milestones.

C.	Incentive performance shares units granted to directors, officers, and employees:

On January 12 and January 19, 2022, the Company granted performance shares units to directors, officers and certain employees of the Company, to be exercised upon achieving certain market capitalization of the Company.

D.	Ordinary shares granted to private placement:

On April 18, 2022, the Company entered into a definitive agreement with an institutional investor to purchase 5,000,000 ordinary shares (or ordinary shares equivalents) in a private placement. The Company will also issue to the investor warrants to purchase up to an aggregate of 6,250,000 ordinary shares. The purchase price for one ordinary share and one warrant to purchase one ordinary share is $1.50. The warrants have an exercise price of $1.50 per ordinary share, will be immediately exercisable, and will expire five years from issuance.

The gross proceeds from the private placement are expected to be $7.5 million before deducting placement agent fees and other offering expenses. The Company intends to use the net proceeds from the offering for the repayment of existing debt and working capital purposes. The private placement was closed on April 20, 2022.

On April 18, 2022, the Company entered into an amendment (the “Amendment”) with the holder of its warrants (the “February Warrants”) to purchase up to an aggregate of 2,400,000 Ordinary Shares, with a purchase price of $5.00 per Ordinary Share. The February Warrants were issued pursuant to a securities purchase agreement dated January 30, 2021. The Amendment modified the purchase price per Ordinary Share of the February Warrants to $1.50.

As a result of the Prior SPA, on April 20, 2022, Lind Global Fund II LP (“Lind Global”) exercised its right of participation, and the Company entered into a definitive securities purchase agreement with Lind Global (the “Lind SPA”) for the issuance, in a private placement, of an aggregate of 333,334 ordinary shares par value $0.09 per share (each, an “Ordinary Share”) and warrants (or the “Ordinary Warrants”) to purchase up to an aggregate of 416,668 Ordinary Shares, at a purchase price of $1.50 per Ordinary Share and associated warrant (the “Offering”), for gross proceeds of approximately $500,000.

In addition, the Company has repaid Lind Global $3,380,000 as repayment in full of that certain senior convertible note dated December 15, 2021.

E.	Major shareholder commitment

On April 28, 2022, the major shareholder of the Company, committed to finance the Company’s operations for the next 12 months until the end of April 2023 provided and as long as, the major shareholder continue to be a controlling shareholder and/or the Company cannot be finance externally from any other sources and/or until a sum of $10 million be received by the Company for its operations this year, whichever is earlier.

In exchange, for providing the required security, the controlling shareholder be entitled to an allotment of 2 million shares and 2 million warrants (cashless) at the exercise price of $1.24.